Stockholders’ Equity and Redeemable Preferred Stock (Details) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 05, 2024	Nov. 21, 2023	Jan. 25, 2023	May 31, 2017	Jan. 25, 2023	May 31, 2017	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Number of shares issued	1,449,916
Price per share (in Dollars per share)	$ 0.4654
Common stock, par value per share (in Dollars per share)			$ 2.52		$ 2.52		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Exercisable shares	1,449,916
Exercise price of warrant (in Dollars per share)	$ 0.1593		$ 0.02		$ 0.02
Prefunded units	8,220,084
Gross proceeds (in Dollars)	$ 4,500,000
Aggregate shares of common stock	8,220,084
Warrant price (in Dollars per share)		$ 2
Warrants to purchase		80,732	3,440,000		3,440,000
Additional warrants					815,198
Preferred stock dividends (in Dollars)												$ 28,456
Voting stock percentage									50.00%
Voting rights share									one
January 2023 Offering [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Number of shares issued			529,250
Price per share (in Dollars per share)			$ 2.52		$ 2.52
Purchase price (in Dollars per share)			$ 2.52		$ 2.52
Common stock purchase warrants			10,585,000		10,585,000
Gross proceeds (in Dollars)			$ 5,200,000
Warrants to purchase			3,440,000		3,440,000
Aggregate shares			258,000
Series A Warrants [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Warrants to purchase common stock	1,449,916
Exercise price of warrant (in Dollars per share)	$ 0.4654	$ 2
Exercise of warrants		80,732
Percentage of common stock issued upon exercise of warrants		200.00%
Percentage of immediately exercisable and expire on warrants		50.00%
Percentage of exercisable warrants		50.00%
Series B Warrants [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Warrants to purchase common stock	1,449,916
Exercise price of warrant (in Dollars per share)	$ 0.4654
Exercisable shares of common stock	1,449,916
Exercise of warrants		1,382,058
Percentage of common stock issued upon exercise of warrants		200.00%
Exercise price (in Dollars per share)		$ 2
Percentage of immediately exercisable and expire on warrants		50.00%
Percentage of exercisable warrants		50.00%
Prefunded Units [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Purchase price (in Dollars per share)	$ 0.4644
August Pre-Funded Warrants [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Exercisable shares of common stock	8,220,084
August Series A Warrants [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Exercise of warrants	8,220,084
August Series B Warrants [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Exercise of warrants	8,220,084
Warrant [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Exercisable shares of common stock							47,205,502		47,205,502		9,531,242
Purchase of warrants		909,059
Warrant price (in Dollars per share)		$ 2
Warrant [Member] | January 2023 Offering [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Common stock purchase warrants			61,140		61,140
Additional warrants			815,198
September 2021 Warrants [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Warrant price (in Dollars per share)		2
January 2023 Warrants [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Warrant price (in Dollars per share)		$ 2
Prefunded Warrants [Member] | January 2023 Offering [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Exercise price of warrant (in Dollars per share)			$ 0.02		$ 0.02
Common stock purchase warrants			3,440,000		3,440,000
Exercise of warrants			172,000		172,000
Common Stock [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Common stock, par value per share (in Dollars per share)	$ 0.0001
Series C Redeemable Preferred Stock [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Preferred stock dividend rate				15.00%		15.00%
Preferred stock dividends (in Dollars)							$ 75,000	$ 75,000	$ 75,000	$ 225,000	$ 0.3	0.3
Voting rights share									One
Common Stock [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Number of shares issued	1,449,916
Preferred stock dividends (in Dollars)
Common Stock [Member] | January 2023 Offering [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Exercisable shares			793,875		793,875
Purchase price (in Dollars per share)			$ 2.52		$ 2.52
Common Stock [Member] | August Pre-Funded Warrants [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Price per share (in Dollars per share)	$ 0.001
Prefunded Common Stock [Member]
Stockholders’ Equity and Redeemable Preferred Stock [Line Items]
Common stock purchase warrants	8,220,084